Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Option Calculation Weighted Average Assumptions

For options granted in 2011, the Company calculated the fair value of each option grant on the respective dates of grant using the following weighted average assumptions:

2011
Expected term	5.55 years
Risk-free interest rates	1.53%
Expected dividend yield	—
Expected volatility	70.66